Long-Lived Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property and equipment as of December 31, 2023 consists of the following:

	Useful Life
	(Years)	2023	2022
Machinery and equipment	5 – 7	$2,955	$2,795
Computers and software	2	970	602
Furniture	5	474	475
Leasehold improvements	5	772	772
Other property	7	13	12
Gross property and equipment		5,184	4,656
Less accumulated depreciation		(3,093)	(2,425)
Net property and equipment		$2,091	$2,231

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated aggregate amortization expense for intangible assets subject to amortization for each of the five succeeding fiscal years is as follows:

2024	$51
2025	51
2026	51
2027	51
2028	51
Thereafter	858
$1,113

2024	$88
2025	88
2026	88
2027	88
2028	88
Thereafter	687
$1,127